Apr. 29, 2026
Venerable International Equity Fund | Venerable International Equity Fund
Investment Objective:
The Venerable International Equity Fund (the "Fund") seeks to provide long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.80%	0.80%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.25%	0.95%
Less Waivers and Reimbursements[2]	(0.26%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.99%	0.95%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.99% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$101	$344
Class I	$97	$303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. Because the Fund commenced operations after the most recent fiscal year end, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities. Equity securities in which the Fund invests include common stocks, preferred stocks, warrants, rights, participatory notes ("P-Notes"), convertible securities, and depositary receipts. The Fund also invests in derivatives that are equity-equivalent securities or instruments whose values are based on common stocks (i.e., synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index), and index swaps and currency forwards). The fund invests principally in developed countries but may invest in emerging markets. The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

Under normal market conditions, the Fund invests principally in issuers located outside of the United States. The Fund considers an investment to be tied economically to a country if the issuer: (i) has a class of its securities whose principal securities market is in the country; (ii) is organized under the laws of, or has a principal office in, the country; (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the country; or (iv) maintains 50% or more of its assets in the country. The Fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The Fund may invest a portion of its assets in emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund invests principally in large and medium capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI EAFE Index (a widely recognized benchmark that measures the performance of mid- and large-cap companies across developed markets, excluding the U.S. and Canada).

The Fund may use derivatives to manage country and currency exposure and facilitate the implementation of its investment strategy. For example, the Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security but are generally exercisable over a longer term than typical options. Participation notes are a form of derivative issued by a bank or broker-dealer that provide the same exposure to an underlying security as buying the underlying security directly. A low exercise price warrant gives the holder the right to purchase an underlying security at a price lower than the current market price, which can be advantageous if the market price of the underlying security increases. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the financials sector.

The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own, operate, or finance properties.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies.

Performance Information

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.